Finance Income and Finance Expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Finance Income and Finance Expenses
Note 9—Finance Income and Finance Expenses

	2020	2019	2018
	(EUR’000)
Finance income
Interest income	1,812	10,056	4,020
Exchange rate gains	—	7,747	20,694

Total finance income	1,812	17,803	24,714

Finance expenses
Interest expenses	1,918	1,221	127
Exchange rate losses	78,924	—	—

Total finance expenses	80,842	1,221	127

Interest income and interest expenses relate to financial assets and liabilities measured at amortized cost. Interest expense on lease liabilities are specified in Note 17.

Exchange rate losses primarily relate to U.S. Dollar/Euro fluctuations pertaining to the Company’s, cash, cash equivalents and marketable securities.